Condensed Consolidating Balance Sheet (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Verso Paper Finance Holdings LLC
Condensed Financial Statements, Captions [Line Items]
Long-term note receivable	$ 23,305	$ 23,305	$ 23,305
Verso Paper Holdings Limited Liability Company [Member]
Condensed Financial Statements, Captions [Line Items]
Long-term note receivable	23,305	23,305	23,305
Guarantor Subsidiaries | Verso Paper Holdings Limited Liability Company [Member]
Condensed Financial Statements, Captions [Line Items]
Long-term note receivable	$ 23,305	$ 23,305	$ 23,305